Note 17 - Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Note 17 - Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, Percent	13.00%	12.00%
Valuation Allowance, Deferred Tax Asset, Change in Amount	$ 2.8	$ 5.3
Increase (Decrease) in Income Taxes		0.8
Increase (Decrease) in Deferred Income Taxes		1.0	(1.8)
Undistributed Earnings of Foreign Subsidiaries	74.5
Liability for Uncertain Tax Positions, Noncurrent	6.2
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	4.8
Change in Valuation Allowance in the UK [Member]
Note 17 - Income Taxes (Details) [Line Items]
Valuation Allowance, Deferred Tax Asset, Change in Amount		(5.3)
Change in Valuation Allowance in the Netherlands [Member]
Note 17 - Income Taxes (Details) [Line Items]
Valuation Allowance, Deferred Tax Asset, Change in Amount			$ 0.7